Income taxes (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Tax incentive	10 years	10 years
Tax assessment	$ 24		$ 21				R$ 126	R$ 115
Tax effect of tax losses	(197)		(115)		$ (215)
Reduction of tax losses	829	R$ 4,324	669	R$ 3,732
Deferred tax liabilities	361		377				1,883	1,883
Tax effect of expense not deductible in determining taxable profit (tax loss)	1,154	6,021	981	5,477
Taxes paid	439	2,288	399	2,255
Administrative amount	517	2,698	305	1,703
Reduction tax loss carryforward	61	320	57	320
Amount assessed	223	1,162
Tax loss carryforward	5		4				R$ 24	R$ 24
Gains on litigation settlements			145	808	$ 60	R$ 313
Additional gain | R$				146
Vale Nouvelle Caledonie [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) recognised when control of subsidiary is lost	34
Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	3,659		3,122
Tax effect of tax losses	564		527
Tax effect of foreign tax rates	530	2,763	426	2,376
Uncertainty On Expenses Of Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Tax effect of expense not deductible in determining taxable profit (tax loss)	$ 134	R$ 699	$ 125	R$ 699